Consolidated Statement of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Mt Signal USD ($)	Acquired projects USD ($)	Class A Common Stock	Class A Common Stock IPO USD ($)	Class A Common Stock Private Placement USD ($)	Class B Common Stock	Class B1 Common Stock	Total - Parent USD ($)	Total - Parent Class A Common Stock IPO USD ($)	Total - Parent Class A Common Stock Private Placement USD ($)	Total - Parent Class B1 Common Stock IPO USD ($)	Total - Parent Member Units USD ($)	Net SunEdison Investment USD ($)	Net SunEdison Investment Class B Common Stock USD ($)	Net SunEdison Investment Member Units USD ($)	Preferred Stock USD ($)	Common Stock Class A Common Stock USD ($)	Common Stock Class A Common Stock IPO USD ($)	Common Stock Class A Common Stock Private Placement USD ($)	Common Stock Class B Common Stock USD ($)	Common Stock Class B Common Stock IPO USD ($)	Common Stock Class B1 Common Stock USD ($)	Common Stock Class B1 Common Stock IPO USD ($)	Additional Paid-in Capital USD ($)	Additional Paid-in Capital Class A Common Stock IPO USD ($)	Additional Paid-in Capital Class A Common Stock Private Placement USD ($)	Additional Paid-in Capital Class B1 Common Stock IPO USD ($)	Additional Paid-in Capital Member Units USD ($)	Accumulated Deficit USD ($)	Accumulated Deficit Class A Common Stock USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)	Non-controlling Interests USD ($)	Non-controlling Interests IPO USD ($)	Non-controlling Interests Mt Signal USD ($)	Non-controlling Interests Acquired projects USD ($)	Non-controlling Interests Class B1 Common Stock IPO USD ($)	Non-controlling Interests Member Units USD ($)	Non-controlling Interests - Capital USD ($)	Non-controlling Interests - Capital IPO USD ($)	Non-controlling Interests - Capital Mt Signal USD ($)	Non-controlling Interests - Capital Acquired projects USD ($)	Non-controlling Interests - Capital Class B1 Common Stock IPO USD ($)	Non-controlling Interests - Capital Member Units USD ($)	Non-controlling Interests - Accumulated Deficit USD ($)	Non-controlling Interests, Accumulated Other Comprehensive Income (Loss) USD ($)	Predecessor USD ($)	Predecessor Total - Parent USD ($)	Predecessor Non-controlling Interests USD ($)
Beginning balance at Dec. 31, 2011																																															$ 29,801	$ 29,801	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss																																															876	876	0
Contributions from parent and affiliates—cash																																															4,818	4,818	0
Contributions from parent and affiliates—non-cash																																															0
Distributions to SunEdison																																															(5,466)	(5,466)	0
Ending balance at Dec. 31, 2012	30,029								30,029					30,029			0	0			0		0		0					0		0	0						0						0	0	30,029	30,029	0
Ending balance (shares) at Dec. 31, 2012																	0	0			0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(282)								(282)					(282)																																	(282)	(282)	0
Contributions from SunEdison	53,417								53,417					53,417
Contributions from parent and affiliates—cash																																															47,788	47,788	0
Contributions from parent and affiliates—non-cash																																															5,629	5,629	0
Distributions to SunEdison	(80,490)								(80,490)					(80,490)																																	(80,490)	(80,490)	0
Sale of membership interests in projects	12,778																																12,778						12,778
Contributions from noncontrolling interests																																															12,778	0	12,778
Ending balance at Dec. 31, 2013	15,452								2,674					2,674			0	0			0		0		0					0		0	12,778						12,778						0	0	15,452	2,674	12,778
Ending balance (shares) at Dec. 31, 2013				0			0	0									0	0			0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(9,714)								(10,357)					(10,357)																			643												643
Contributions from SunEdison	417,590								417,590					417,590
Sale of membership interests in projects	1,928																																1,928						1,928
New issuances of common stock														(657)				14			657				(14)
New issuances of common stock (shares)																					65,709,000
Consolidation of non-controlling interest related to acquisitions		146,000	74,460																																146,000	74,460					146,000	74,460
Issuance of restricted stock (shares)																		4,977,000
Stock-based compensation	566								566																566
Other comprehensive income (loss)	0								0																							0
Ending balance at Jul. 23, 2014	646,282								410,473						409,250		0	14			657		0		552					0		0	235,809						235,166						643
Ending balance (shares) at Jul. 23, 2014	101,018,990			23,074,750			64,526,654	5,840,000									0	4,977,000			65,709,000		0
Beginning balance at Jul. 22, 2014
Increase (Decrease) in Stockholders' Equity [Roll Forward]
New issuances of common stock (shares)					20,065,000
Ending balance at Jul. 23, 2014	646,282								410,473						409,250		0				657		0		552					0		0	235,809						235,166						643	0
Ending balance (shares) at Jul. 23, 2014	101,018,990			23,074,750			64,526,654	5,840,000									0				65,709,000		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(8,324)								(4,014)																						(4,014)		(4,310)												(4,310)
Contributions from SunEdison	53,930								16,341																16,341								37,589						37,589
Sale of membership interests in projects	4,384																																4,384						4,384
New issuances of common stock					368,621	65,000				368,621	65,000	146,000							231	26		(70)		58		368,460	64,974	145,942						(146,000)						(146,000)
New issuances of common stock (shares)																			23,075,000	2,600,000		(7,023,000)		5,840,000
Stock-based compensation	1,001								1,001																1,001
Other comprehensive income (loss)	(3,074)								(931)																							(931)	(2,143)													(2,143)
Write off U.S. deferred tax assets and liabilities at IPO	3,616								3,616					3,616
Issuance of Class B common stock to SunEdison at IPO														(58)							58
Issuance of Class B common stock (shares) to SunEdison for 50% controlling interest in Mt. Signal, net of cash (shares)																					5,840,000
Issuance of Class B membership units in TerraForm LLC to SunEdison at IPO													(634,963)			(412,808)													(222,155)									634,963						634,963
Issuance of Class B1 membership units in TerraForm LLC to Riverstone at IPO												(57,633)																(57,633)									57,633						57,633
Distributions to non-controlling interests	(151)																																						(151)
Ending balance at Sep. 30, 2014	$ 1,131,285								$ 313,511					$ 0			$ 0	$ 271			$ 645		$ 58		$ 317,482					$ (4,014)		$ (931)	$ 817,774						$ 823,735						$ (3,667)	$ (2,143)
Ending balance (shares) at Sep. 30, 2014				30,652,000			64,527,000	5,840,000									0	30,652,000			64,526,000		5,840,000